Other (Loss)/Income, Net	12 Months Ended
Dec. 31, 2025
Other (Loss)/Income, Net [Abstract]
Other (loss)/income, net

6. Other (loss)/income, net

Other (loss)/income, net consists of the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
(in USD)	2023	2024	2025
Unrealized foreign exchange (losses)/gains, net	(412,592)	111,707	51,836
Realized foreign exchange (losses)/gains, net	(62,311)	(6,281)	14,768
Government grants	127,921	—	—
Wallet service usage fee(i)	67,609	1,333,249	4,604,462
Mining pool commission(ii)	—	187,991	1,370,717
Interest income	—	75,966	273,377
Loan interest expense(iii)	—	—	(628,710)
Other	(962)	77,495	39,423
Total other (loss)/income, net	(280,335)	1,780,127	5,725,873
(i)	The Company purchased wallet services from a third-party service provider, which are available for usage by affiliate and other parties, and the Company is reimbursed for actual usage of the services.

(ii)	The mining pool commission income arises from referral arrangements with Antpool (Note 23), whereby the Company earns fees for referring customers to participate in Bitcoin mining pool services.

(iii)	The loan interest expense arises from term loans obtained from the Company’s funding partner, as disclosed in Note 12.